Employee Compensation - Summary of Plan Information for Past Two Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 9,156	$ 8,148
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	8,365	7,513
Fair value of plan assets	9,431	8,559
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	1,063	1,046
Pension Plans [member] | Funded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	1,223	1,209
Pension Plans [member] | Unfunded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(160)	(163)
Pension Plans [member] | Before effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	1,066	1,046
Pension Plans [member] | Effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(3)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	954	880
Fair value of plan assets	245	138
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(819)	(742)
Other employee future benefit plans [member] | Funded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	44	81
Other employee future benefit plans [member] | Unfunded plans [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(863)	(823)
Other employee future benefit plans [member] | Before effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	(709)	$ (742)
Other employee future benefit plans [member] | Effect of asset ceiling [member]
Net surplus (deficit) is compromised of:
Net surplus (deficit), net of the effect of the asset ceiling	$ (110)